JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement Blend Income Fund

JPMorgan SmartRetirement Blend 2015 Fund

JPMorgan SmartRetirement Blend 2020 Fund

JPMorgan SmartRetirement Blend 2025 Fund

JPMorgan SmartRetirement Blend 2030 Fund

JPMorgan SmartRetirement Blend 2035 Fund

JPMorgan SmartRetirement Blend 2040 Fund

JPMorgan SmartRetirement Blend 2045 Fund

JPMorgan SmartRetirement Blend 2050 Fund

JPMorgan SmartRetirement Blend 2055 Fund

Prospectus dated November 1, 2013, as supplemented

J.P. Morgan Specialty Funds

Security Capital U.S. Core Real Estate Securities Fund

Prospectus dated May 1, 2014, as supplemented

J.P. Morgan Equity Funds

JPMorgan Hedged Equity Fund

Prospectus dated December 11, 2013, as supplemented

J.P. Morgan International Equity Funds

JPMorgan Emerging Markets Equity Income Fund

Prospectus dated December 6, 2013, as supplemented

(Class R5 and Class R6 Shares)

(Each, a series of JPMorgan Trust I)

Supplement dated July 1, 2014

to the Prospectuses as dated above, as supplemented

Effective July 1, 2014, the “What are my exchange privileges?” and “When are my exchanges processed?” sections under the “Exchanging Fund Shares” section in the “How to Do Business with the Fund(s)” section are deleted in their entirety and replaced with the following:

What are my exchange privileges?

Subject to meeting any applicable investment minimum and eligibility requirements, Class R5 and Class R6 Shares may be exchanged for the same class of shares of another J.P. Morgan Fund, or any other class of shares of the same Fund. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds will provide 60 days’ written notice of any termination of or material change to your exchange privilege.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

SUP-R5R6-714

When are exchanges processed?

Exchange requests for shares are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE